32) Funds from securities issued (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Financial Activity In The Issuance Of Securities [Abstract]
Opening balance on December 31	R$ 170,727,564	R$ 148,029,018
Issuance	61,833,816	84,982,152	R$ 85,963,195
Interest	5,576,416	9,233,505
Settlement and interest payments	(93,179,856)	(71,781,695)
Exchange variation and others	(54,115)	264,584
Closing balance on December 31	R$ 144,903,825	R$ 170,727,564	R$ 148,029,018